UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2016

Date of reporting period:	3/31/2016

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2016, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Value (Note 1)

	COMMON STOCKS—96.6%

	Austria—1.3%
95,707	Erste Group Bank AG*	$2,689,953

	Belgium—2.2%
38,241	Anheuser-Busch InBev NV	4,753,951

	Brazil—0.2%
48,700	Ambev SA	254,901
48,721	Ambev SA, ADR	252,375
		507,276
	Canada—0.3%
51,202	Barrick Gold Corp.	695,323

	China—2.4%
62,872	Alibaba Group Holding, Ltd., SP ADR*	4,968,774

	Colombia—2.8%
70,278	Bancolombia SA, SP ADR	2,402,102
399,488	Cementos Argos SA	1,547,087
81,672	Grupo Argos SA/Colombia	546,021
48,978	Grupo Aval Acciones y Valores SA	378,600
74,543	Grupo de Inversiones Suramericana SA	991,253
		5,865,063
	Denmark—3.7%
142,403	Novo Nordisk A/S	7,724,142

	France—19.2%
18,992	Air Liquide SA	2,137,111
151,941	AXA SA	3,577,169
43,539	Cie Generale d’Optique Essilor International SA	5,377,895
38,624	Cie Generale des Etablissements Michelin	3,952,445
756	Hermes International†	266,205
41,511	JCDecaux SA	1,817,144
22,143	L’Oreal SA	3,967,192
29,921	Legrand SA	1,676,650
19,342	LVMH Moet Hennessy Louis Vuitton SA	3,312,393
38,088	Pernod-Ricard SA	4,247,352
62,037	Schneider Electric SA	3,920,674
1,007	Unibail-Rodamco SE, REIT	277,070
22,258	Unibail-Rodamco SE, REIT - (Netherlands)	6,124,159
		40,653,459
	Germany—8.4%
22,164	Allianz SE, Registered	3,605,258
23,955	Daimler AG, Registered	1,836,398
21,748	Fresenius Medical Care AG & Co. KGaA	1,926,310
41,763	Fresenius SE & Co. KGaA	3,051,394
23,914	Linde AG	3,484,463

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
48,704	SAP AG	$3,940,381
		17,844,204
	Japan—8.1%
49,100	Dentsu, Inc.†	2,464,925
20,500	FANUC Corp.	3,184,882
15,800	Hoya Corp.	601,002
80,405	Japan Tobacco, Inc.	3,350,655
16,300	LIXIL Group Corp.†	332,387
25,600	Omron Corp.	762,006
10,200	SMC Corp.	2,369,079
117,200	Tokio Marine Holdings, Inc.	3,957,173
		17,022,109
	Jersey—3.2%
447,053	Glencore Xstrata Plc†, *	1,009,991
100,044	Shire Plc	5,688,613
		6,698,604
	Macau—0.0%
58,400	MGM China Holdings, Ltd.	88,985

	Malaysia—0.5%
400,400	Genting Bhd	1,005,746

	Netherlands—2.5%
3,581	ASML Holding NV	363,800
53,461	Heineken NV	4,845,369
		5,209,169
	Spain—1.7%
551,549	Banco Bilbao Vizcaya Argentaria SA	3,666,483

	Sweden—3.7%
158,199	Atlas Copco AB	3,981,160
83,498	Investor AB	2,955,973
86,603	Sandvik AB	896,086
		7,833,219
	Switzerland—14.5%
52,312	Cie Financiere Richemont SA, Registered	3,457,363
47,139	Holcim, Ltd., Registered*	2,217,354
63,045	Nestle SA, Registered	4,710,918
71,167	Novartis AG, Registered	5,158,692
25,801	Roche Holding AG	6,351,304
7,259	Swatch Group AG (The)†	2,514,662
5,111	Syngenta AG, Registered	2,126,150
250,595	UBS Group AG	4,036,937
		30,573,380
	United Kingdom—11.4%
195,785	Diageo Plc	5,290,704
240,865	Indivior Plc	564,232
21,529	Liberty Global Plc, Class A†, *	828,866

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	United Kingdom (Continued)
26,655	Liberty Global Plc, Series C†, *			$1,001,162
4,611,024	Lloyds Banking Group Plc			4,504,678
41,275	Reckitt Benckiser Group Plc			3,989,624
457,593	Rolls-Royce Holdings Plc*			4,482,224
510,043	Standard Chartered Plc			3,461,660
				24,123,150
	United States—10.5%
123,128	Freeport-McMoRan Copper & Gold, Inc.†			1,273,144
171,593	Las Vegas Sands Corp.†			8,867,926
76,246	Schlumberger, Ltd.†			5,623,143
68,631	Wynn Resorts, Ltd.†			6,412,194
				22,176,407
	TOTAL COMMON STOCKS (Cost $200,170,371)			204,099,397

			Expiration Date

	WARRANT—0.1%

	Malaysia—0.1%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)		12/18/2018	122,840

	PREFERRED STOCK—0.0%

	Colombia—0.0%
6,560	Grupo de Inversiones Suramericana SA , 1.80%, (Cost $91,698)			85,703

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—14.1%

$4,734,664	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2016	4,734,664

Shares

24,932,442	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.536%		24,932,442

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,667,106)			29,667,106

	TOTAL INVESTMENTS AT MARKET VALUE—110.8% (Cost $230,030,438)			233,975,046
	Liabilities in Excess of Other Assets—(10.8)%			(22,786,307)
	NET ASSETS—100.0%			$211,188,739

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                             Non-income producing security

†                             Denotes all or a portion of security on loan (Note 1)

††                      Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2016, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets

Pharmaceuticals	12.0%
Beverages	9.3%
Commercial Banks	7.9%
Hotels, Restaurants & Leisure	7.8%
Insurance	5.3%
Machinery	4.9%
Textiles, Apparel and Luxury Goods	4.5%
Chemicals	3.7%
Real Estate Investment Trusts (REITs)	3.0%
Media	2.9%
Health Care Equipment and Supplies	2.8%
Energy Equipment and Services	2.7%
Electrical Equipment	2.6%
Health Care Providers and Services	2.4%
Internet Software and Services	2.3%
Food Products	2.2%
Aerospace & Defense	2.1%
Diversified Financial Services	2.1%
Construction Materials	2.0%
Auto Components	1.9%
Capital Markets	1.9%
Household Products	1.9%
Personal Products	1.9%
Software	1.9%
Tobacco	1.6%
Metals and Mining	1.4%
Automobiles	0.9%
Electronic Equipment, Instruments & Components	0.4%
Building Products	0.2%
Semiconductors and Semiconductor Equipment	0.2%
Short-Term Investments	14.1%

Total	110.8%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Value (Note 1)

	COMMON STOCKS—99.7%

	Beverages—2.7%
33,900	Monster Beverage Corp.*	$4,521,582

	Biotechnology—8.2%
42,450	Alexion Pharmaceuticals, Inc.*	5,909,889
58,380	Celgene Corp.*	5,843,254
6,000	Regeneron Pharmaceuticals, Inc.*	2,162,640
		13,915,783
	Capital Markets—5.3%
31,100	Affiliated Managers Group, Inc.*	5,050,640
127,900	Invesco, Ltd.	3,935,483
		8,986,123
	Commercial Services & Supplies—2.1%
28,300	Stericycle, Inc.*	3,571,177

	Health Care Equipment and Supplies—3.1%
8,800	Intuitive Surgical, Inc.*	5,289,240

	Hotels, Restaurants & Leisure—5.7%
75,800	Royal Caribbean Cruises, Ltd.†	6,226,970
57,400	Starbucks Corp.	3,426,780
		9,653,750
	Household Durables—2.6%
100,500	Newell Rubbermaid, Inc.	4,451,145

	Internet and Catalog Retail—4.4%
5,690	Priceline.com, Inc.*	7,334,183

	Internet Software and Services—21.6%
90,700	Alibaba Group Holding, Ltd., SP ADR*	7,168,021
9,603	Alphabet, Inc., Class A*	7,326,129
4,233	Alphabet, Inc., Class C*	3,153,373
91,500	Facebook, Inc., Class A*	10,440,150
414,500	Tencent Holdings, Ltd., ADR	8,472,380
		36,560,053
	IT Services—14.1%
146,200	Cognizant Technology Solutions Corp., Class A*	9,166,740
25,000	FleetCor Technologies, Inc.*	3,718,750
57,450	MasterCard, Inc., Class A	5,429,025
71,700	Visa, Inc., Class A†	5,483,616
		23,798,131
	Multiline Retail—4.1%
81,000	Dollar General Corp.	6,933,600

	Pharmaceuticals—15.6%
32,100	Allergan Plc*	8,603,763
77,100	Bristol-Myers Squibb Co.	4,925,148
34,100	Perrigo Co. Plc†	4,362,413
30,300	Shire Plc, ADR†	5,208,570

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Pharmaceuticals (Continued)
75,500	Zoetis, Inc.			$3,346,915
				26,446,809
	Professional Services—3.2%
101,800	Nielsen Holdings Plc			5,360,788

	Semiconductors and Semiconductor Equipment—2.6%
53,900	NXP Semiconductors NV*			4,369,673

	Software—4.4%
79,800	Adobe Systems, Inc.*			7,485,240

	TOTAL COMMON STOCKS (Cost $144,863,836)			168,677,277

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—11.1%

$534,546	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2016	534,546

Shares
18,330,569	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.536%		18,330,569

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,865,115)			18,865,115

	TOTAL INVESTMENTS AT MARKET VALUE—110.8% (Cost $163,728,951)			187,542,392
	Liabilities in Excess of Other Assets—(10.8)%			(18,300,274)
	NET ASSETS—100.0%			$169,242,118

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2016, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets

Information Technology	42.7%
Health Care	26.9%
Consumer Discretionary	16.8%
Financials	5.3%
Industrials	5.3%
Consumer Staples	2.7%
Short-Term Investments	11.1%

Total	110.8%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Value (Note 1)

	COMMON STOCKS—98.0%

	Airlines—9.2%
31,446	American Airlines Group, Inc.	$1,289,600
199,469	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	4,202,812
14,371	Hawaiian Holdings, Inc.*	678,168
81,879	JetBlue Airways Corp.*	1,729,284
145,324	United Continental Holdings, Inc.*	8,699,095
		16,598,959
	Auto Components—1.5%
36,265	Dana Holding Corp.	510,974
86,187	Fox Factory Holding Corp.*	1,362,617
49,610	Modine Manufacturing Co.*	546,206
6,606	Tenneco, Inc.*	340,275
		2,760,072
	Biotechnology—1.7%
1,784	Alkermes Plc*	60,995
81,029	Celldex Therapeutics, Inc.†, *	306,290
28,064	Medivation, Inc.*	1,290,383
32,096	Myriad Genetics, Inc.*	1,201,353
38,205	Sangamo BioSciences, Inc.†, *	231,140
		3,090,161
	Building Products—2.4%
19,703	Armstrong World Industries, Inc.*	953,034
39,298	Caesarstone Sdot-Yam, Ltd.*	1,349,886
7,622	Lennox International, Inc.†	1,030,418
22,536	Trex Co., Inc.†, *	1,080,151
		4,413,489
	Capital Markets—1.9%
15,130	Artisan Partners Asset Management, Inc.	466,609
33,184	E*TRADE Financial Corp.*	812,676
26,833	Greenhill & Co., Inc.	595,693
17,497	LPL Financial Holdings, Inc.†	433,926
24,919	Raymond James Financial, Inc.	1,186,393
		3,495,297
	Chemicals—2.6%
17,543	Albemarle Corp.†	1,121,524
33,508	FMC Corp.†	1,352,718
82,545	Kraton Performance Polymers, Inc.*	1,428,028
118,792	Tronox, Ltd., Class A†	759,081
		4,661,351
	Commercial Banks—2.7%
60,724	PacWest Bancorp	2,255,897
49,401	Popular, Inc.	1,413,363
4,386	Signature Bank/New York NY*	597,022

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
15,148	Webster Financial Corp.	$543,813
		4,810,095
	Commercial Services & Supplies—0.6%
27,577	KAR Auction Services, Inc.	1,051,787

	Computers and Peripherals—0.7%
97,252	QLogic Corp.*	1,307,067

	Construction and Engineering—1.5%
111,651	MasTec, Inc.*	2,259,816
21,293	Primoris Services Corp.†	517,420
		2,777,236
	Construction Materials—1.7%
29,264	Eagle Materials, Inc.	2,051,699
6,606	Martin Marietta Materials, Inc.†	1,053,723
		3,105,422
	Consumer Finance—0.8%
59,088	Green Dot Corp., Class A*	1,357,251

	Containers and Packaging—1.6%
80,703	Berry Plastics Group, Inc.*	2,917,413

	Diversified Consumer Services—1.0%
43,580	2u, Inc.†, *	984,908
162,532	Career Education Corp.*	737,895
		1,722,803
	Diversified Financial Services—0.6%
63,248	Leucadia National Corp.	1,022,720

	Diversified Telecommunication Services—1.8%
85,149	Cogent Communications Group, Inc.†	3,323,365

	Electrical Equipment—1.5%
18,876	Encore Wire Corp.	734,843
53,387	Generac Holdings, Inc.†, *	1,988,132
		2,722,975
	Electronic Equipment, Instruments & Components—7.3%
44,101	Belden, Inc.	2,706,919
99,036	Control4 Corp.†, *	788,327
69,497	DTS, Inc.*	1,513,645
148,619	Flextronics International, Ltd.*	1,792,345
45,048	Itron, Inc.*	1,879,403
59,975	Jabil Circuit, Inc.†	1,155,718
30,398	Rogers Corp.*	1,819,928

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
28,955	Universal Display Corp.†, *	$1,566,465
		13,222,750
	Energy Equipment and Services—0.3%
10,430	Dril-Quip, Inc.*	631,641

	Food Products—0.5%
49,555	Amplify Snack Brands, Inc.*	709,628
19,844	Darling Ingredients, Inc.*	261,345
		970,973
	Health Care Equipment and Supplies—7.1%
62,290	Cardiovascular Systems, Inc.*	645,947
19,310	Cooper Cos., Inc. (The)	2,973,161
33,426	Dexcom, Inc.*	2,269,960
22,460	Edwards Lifesciences Corp.*	1,981,196
45,854	HeartWare International, Inc.†, *	1,440,733
85,447	Insulet Corp.*	2,833,422
82,438	Tandem Diabetes Care, Inc.†, *	718,035
		12,862,454
	Health Care Providers and Services—0.9%
24,054	Mednax, Inc.*	1,554,370

	Household Durables—1.3%
17,792	Harman International Industries, Inc.	1,584,200
11,589	Universal Electronics, Inc.*	718,402
		2,302,602
	Industrial Conglomerates—0.3%
5,414	Carlisle Cos., Inc.	538,693

	Insurance—1.7%
9,407	Everest Re Group, Ltd.	1,857,224
20,871	W. R. Berkley Corp.	1,172,950
		3,030,174
	Internet Software and Services—2.0%
13,507	Akamai Technologies, Inc.*	750,584
174,648	Brightcove, Inc.*	1,089,804
115,231	Gogo, Inc.†, *	1,268,693
23,182	Web.com Group, Inc.*	459,467
		3,568,548
	IT Services—0.9%
16,548	Global Payments, Inc.	1,080,584
17,244	Verifone Systems, Inc.*	486,971
		1,567,555
	Life Sciences Tools and Services—1.4%
11,693	Illumina, Inc.*	1,895,552

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Life Sciences Tools and Services (Continued)
27,511	QIAGEN NV*	$614,596
		2,510,148
	Machinery—0.9%
104,462	Meritor, Inc.*	841,964
6,586	WABCO Holdings, Inc.*	704,175
		1,546,139
	Marine—0.8%
23,073	Kirby Corp.*	1,391,071

	Media—2.3%
242,585	Global Eagle Entertainment, Inc.†, *	2,066,824
36,681	Imax Corp.†, *	1,140,412
45,524	Lions Gate Entertainment Corp.†	994,700
		4,201,936
	Metals and Mining—4.8%
39,421	Agnico-Eagle Mines, Ltd.	1,425,463
206,378	Allegheny Technologies, Inc.†	3,363,962
224,376	Coeur Mining, Inc.*	1,260,993
262,533	Ferroglobe Plc	2,312,916
17,245	Steel Dynamics, Inc.	388,185
		8,751,519
	Oil, Gas and Consumable Fuels—2.0%
63,979	Carrizo Oil & Gas, Inc.*	1,978,231
49,327	InterOil Corp.†, *	1,570,078
		3,548,309
	Paper and Forest Products—2.1%
31,398	Boise Cascade Co.*	650,566
18,496	Clearwater Paper Corp.*	897,241
126,465	Louisiana-Pacific Corp.†, *	2,165,081
		3,712,888
	Road and Rail—0.5%
46,076	Swift Transportation Co.†, *	858,396

	Semiconductors and Semiconductor Equipment—14.2%
50,355	Cree, Inc.*	1,465,331
158,400	Cypress Semiconductor Corp.†	1,371,744
77,649	Fairchild Semiconductor International, Inc.*	1,552,980
57,514	Integrated Device Technology, Inc.*	1,175,586
243,639	Mattson Technology, Inc.*	889,282
38,177	Maxim Integrated Products, Inc.	1,404,150
38,026	Monolithic Power Systems, Inc.	2,419,975
89,882	ON Semiconductor Corp.*	861,968
59,407	Qorvo, Inc.†, *	2,994,707
383,907	QuickLogic Corp.†, *	406,941
22,301	Semtech Corp.*	490,399
10,916	Silicon Laboratories, Inc.*	490,783
36,341	Skyworks Solutions, Inc.	2,830,964
20,086	Synaptics, Inc.*	1,601,658

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Semiconductors and Semiconductor Equipment (Continued)
57,011	Tessera Technologies, Inc.			$1,767,341
98,972	Ultratech, Inc.*			2,161,549
92,500	Veeco Instruments, Inc.*			1,801,900
				25,687,258
	Software—9.5%
2,015	CDK Global, Inc.			93,798
34,099	Electronic Arts, Inc.*			2,254,285
20,005	Ellie Mae, Inc.*			1,813,253
43,132	FleetMatics Group Plc*			1,755,904
43,958	Fortinet, Inc.*			1,346,434
5,937	Mobileye NV*			221,391
49,353	Nuance Communications, Inc.*			922,408
215,291	Rovi Corp.*			4,415,618
167,364	Seachange International, Inc.*			923,849
92,011	Silver Spring Networks, Inc.†, *			1,357,162
173,749	TiVo, Inc.*			1,652,353
173,744	Zynga, Inc., Class A*			396,136
				17,152,591
	Specialty Retail—0.6%
58,314	MarineMax, Inc.*			1,135,374

	Trading Companies and Distributors—2.8%
30,563	Beacon Roofing Supply, Inc.*			1,253,389
73,054	BMC Stock Holdings, Inc.*			1,214,157
56,491	MRC Global, Inc.*			742,292
13,507	Watsco, Inc.			1,819,933
				5,029,771
	TOTAL COMMON STOCKS (Cost $125,688,238)			176,912,623

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—15.4%

$3,267,088	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2016	3,267,088

Shares

24,510,284	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.536%		24,510,284

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,777,372)			27,777,372

	TOTAL INVESTMENTS AT MARKET VALUE—113.4% (Cost $153,465,610)			204,689,995
	Liabilities in Excess of Other Assets—(13.4)%			(24,190,790)
	NET ASSETS—100.0%			$180,499,205

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2016, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets

Information Technology	34.6%
Industrials	20.5%
Materials	12.8%
Health Care	11.1%
Financials	7.7%
Consumer Discretionary	6.7%
Energy	2.3%
Telecommunication Services	1.8%
Consumer Staples	0.5%
Short-Term Investments	15.4%
Total	113.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Value (Note 1)

	COMMON STOCKS—99.2%

	Aerospace & Defense—3.2%
4,746	General Dynamics Corp.	$623,482
3,188	Huntington Ingalls Industries, Inc.	436,565
6,365	Northrop Grumman Corp.	1,259,633
15,041	Spirit AeroSystems Holdings, Inc., Class A*	682,260
		3,001,940
	Air Freight and Logistics—0.7%
4,180	FedEx Corp.	680,170

	Airlines—6.6%
13,471	Alaska Air Group, Inc.†	1,104,891
16,592	American Airlines Group, Inc.	680,438
20,556	Delta Air Lines, Inc.	1,000,666
17,904	Hawaiian Holdings, Inc.*	844,890
24,313	JetBlue Airways Corp.*	513,491
21,714	Southwest Airlines Co.	972,787
18,147	United Continental Holdings, Inc.*	1,086,279
		6,203,442
	Auto Components—2.6%
5,713	Cooper Tire & Rubber Co.	211,495
10,754	Dana Holding Corp.	151,524
31,821	Goodyear Tire & Rubber Co. (The)	1,049,457
9,243	Lear Corp.	1,027,544
		2,440,020
	Automobiles—0.6%
18,092	General Motors Co.	568,632

	Beverages—1.8%
7,322	Dr Pepper Snapple Group, Inc.	654,733
9,905	PepsiCo, Inc.	1,015,065
		1,669,798
	Biotechnology—3.6%
6,940	Amgen, Inc.	1,040,514
10,919	Gilead Sciences, Inc.	1,003,019
2,575	Ligand Pharmaceuticals, Inc.†, *	275,757
9,252	United Therapeutics Corp.†, *	1,030,951
		3,350,241
	Building Products—0.1%
1,497	Owens Corning	70,778

	Capital Markets—1.1%
1,451	Goldman Sachs Group, Inc. (The)	227,778
8,835	T. Rowe Price Group, Inc.	649,019
7,024	Waddell & Reed Financial, Inc., Class A†	165,345
		1,042,142
	Chemicals—1.3%
6,492	CF Industries Holdings, Inc.	203,459

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
12,002	LyondellBasell Industries NV, Class A	$1,027,131
		1,230,590
	Commercial Banks—9.9%
174,802	Bank of America Corp.	2,363,323
47,844	Citigroup, Inc.	1,997,487
72,711	Huntington Bancshares, Inc./OH	693,663
51,423	JPMorgan Chase & Co.	3,045,270
14,279	Regions Financial Corp.	112,090
30,154	SunTrust Banks, Inc.	1,087,956
		9,299,789
	Communications Equipment—0.3%
27,752	Brocade Communications Systems, Inc.	293,616

	Computers and Peripherals—0.4%
3,238	Apple, Inc.	352,910

	Consumer Finance—1.9%
59,723	Ally Financial, Inc.*	1,118,014
9,128	Capital One Financial Corp.	632,662
		1,750,676
	Containers and Packaging—0.7%
16,065	International Paper Co.	659,308

	Diversified Financial Services—1.1%
34,440	Voya Financial, Inc.	1,025,279

	Diversified Telecommunication Services—2.6%
31,801	AT&T, Inc.	1,245,645
22,113	Verizon Communications, Inc.	1,195,871
		2,441,516
	Electric Utilities—3.9%
15,438	American Electric Power Co., Inc.	1,025,083
16,425	Edison International	1,180,793
15,172	Entergy Corp.	1,202,836
4,658	Exelon Corp.	167,036
2,446	Great Plains Energy, Inc.	78,884
		3,654,632
	Electronic Equipment, Instruments & Components—0.6%
12,202	Flextronics International, Ltd.*	147,156
21,403	Jabil Circuit, Inc.†	412,436
		559,592
	Energy Equipment and Services—6.8%
4,761	Dril-Quip, Inc.*	288,326
99,598	Ensco Plc, Class A†	1,032,831
24,532	FMC Technologies, Inc.*	671,196
3,443	Helmerich & Payne, Inc.†	202,173
39,846	Nabors Industries, Ltd.	366,583
78,764	Noble Corp. Plc	815,207

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
32,853	Oceaneering International, Inc.	$1,092,034
23,069	Oil States International, Inc.*	727,135
58,541	Rowan Cos. Plc	942,510
21,587	Transocean, Ltd.†	197,305
		6,335,300
	Food and Staples Retailing—1.2%
24,970	Kroger Co. (The)	955,102
3,916	Whole Foods Market, Inc.†	121,827
		1,076,929
	Food Products—1.9%
3,000	Bunge, Ltd.	170,010
35,738	Dean Foods Co.†	618,982
3,769	Ingredion, Inc.	402,492
6,694	Sanderson Farms, Inc.†	603,665
		1,795,149
	Health Care Providers and Services—1.9%
817	Anthem, Inc.	113,555
7,954	Cardinal Health, Inc.	651,830
2,185	McKesson Corp.	343,591
7,556	Owens & Minor, Inc.†	305,414
5,197	Quest Diagnostics, Inc.	371,326
		1,785,716
	Household Durables—0.3%
154	NVR, Inc.*	266,790

	Independent Power Producers and Energy Traders—1.3%
86,136	AES Corp./VA	1,016,405
18,607	NRG Energy, Inc.	242,077
		1,258,482
	Insurance—9.9%
2,731	AFLAC, Inc.	172,436
18,865	Allstate Corp. (The)	1,270,935
29,286	American International Group, Inc.	1,582,908
6,309	Assurant, Inc.	486,740
22,503	Assured Guaranty, Ltd.	569,326
8,020	Axis Capital Holdings, Ltd.	444,789
3,447	Everest Re Group, Ltd.	680,541
75,622	Genworth Financial, Inc., Class A†, *	206,448
10,979	Hartford Financial Services Group, Inc. (The)	505,912
13,236	Lincoln National Corp.	518,851
7,380	Prudential Financial, Inc.	532,984
2,381	Reinsurance Group of America, Inc.	229,171
12,123	Travelers Cos., Inc. (The)	1,414,875
20,988	Unum Group	648,949
		9,264,865
	Internet Software and Services—2.2%
40,439	eBay, Inc.*	964,875

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Internet Software and Services (Continued)
12,039	VeriSign, Inc.†, *	$1,065,933
		2,030,808
	IT Services—0.5%
4,502	Amdocs, Ltd.	272,011
19,418	Xerox Corp.	216,705
		488,716
	Metals and Mining—0.2%
2,370	Reliance Steel & Aluminum Co.	163,980

	Multi-Utilities—1.6%
3,763	NiSource, Inc.	88,656
7,128	PG&E Corp.	425,684
21,582	Public Service Enterprise Group, Inc.	1,017,376
		1,531,716
	Multiline Retail—0.1%
2,708	Big Lots, Inc.†	122,645

	Oil, Gas and Consumable Fuels—5.6%
9,951	Exxon Mobil Corp.	831,804
26,355	Marathon Petroleum Corp.	979,879
19,999	Murphy Oil Corp.†	503,775
13,280	Tesoro Corp.	1,142,213
20,697	Valero Energy Corp.	1,327,505
16,704	Western Refining, Inc.	485,919
		5,271,095
	Paper and Forest Products—0.4%
8,443	Domtar Corp.	341,941

	Personal Products—1.3%
15,823	Herbalife, Ltd.†, *	974,064
7,193	Nu Skin Enterprises, Inc., Class A†	275,132
		1,249,196
	Pharmaceuticals—6.5%
32,170	Johnson & Johnson	3,480,794
89,334	Pfizer, Inc.	2,647,860
		6,128,654
	Real Estate Investment Trusts (REITs)—1.7%
23,996	CBL & Associates Properties, Inc., REIT	285,552
31,004	Host Hotels & Resorts, Inc., REIT	517,767
17,550	Mack-Cali Realty Corp., REIT†	412,425
9,455	NorthStar Realty Finance Corp., REIT	124,050
11,355	RLJ Lodging Trust, REIT	259,802
		1,599,596
	Real Estate Management and Development—1.3%
27,268	CBRE Group, Inc.*	785,864

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Real Estate Management and Development (Continued)
3,334	Jones Lang LaSalle, Inc.			$391,145
				1,177,009
	Semiconductors and Semiconductor Equipment—2.2%
58,283	Intel Corp.			1,885,455
9,883	Teradyne, Inc.			213,374
				2,098,829
	Software—5.5%
9,651	Aspen Technology, Inc.†, *			348,691
5,728	Cadence Design Systems, Inc.*			135,066
5,683	Citrix Systems, Inc.*			446,570
41,072	Microsoft Corp.			2,268,407
60,380	Symantec Corp.†			1,109,784
21,778	Take-Two Interactive Software, Inc.†, *			820,377
				5,128,895
	Specialty Retail—1.1%
13,125	Abercrombie & Fitch Co., Class A			413,963
10,269	Bed Bath & Beyond, Inc.*			509,753
2,398	Best Buy Co., Inc.			77,791
				1,001,507
	Textiles, Apparel and Luxury Goods—1.1%
18,140	Michael Kors Holdings, Ltd.*			1,033,254

	Thrifts and Mortgage Finance—0.5%
65,334	MGIC Investment Corp.*			501,112

	Tobacco—1.1%
10,241	Philip Morris International, Inc.			1,004,744

	TOTAL COMMON STOCKS (Cost $91,274,997)			92,951,999

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—11.7%

$1,135,741	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2016	1,135,741

Shares

9,885,770	State Street Navigator Securities Lending Prime Portfolio (Money Market)††.	0.536%		9,885,770

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,021,511)			11,021,511

	TOTAL INVESTMENTS AT MARKET VALUE—110.9% (Cost $102,296,508)			103,973,510
	Liabilities in Excess of Other Assets—(10.9)%			(10,254,282)
	NET ASSETS—100.0%			$93,719,228

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2016, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets

Financials	27.4%
Energy	12.4%
Health Care	12.0%
Information Technology	11.7%
Industrials	10.6%
Consumer Staples	7.3%
Utilities	6.8%
Consumer Discretionary	5.8%
Telecommunication Services	2.6%
Materials	2.6%
Short-Term Investments	11.7%
Total	110.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2016, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Corporation’s Board of Directors if those prices are deemed by the Fund’s sub-adviser to be representative of market values at the close of business of the New York Stock Exchange. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2016, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2016.

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of March 31, 2016, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral

M International Equity Fund	$24,142,734	$24,932,442
M Large Cap Growth Fund	18,089,334	18,330,569
M Capital Appreciation Fund	23,771,760	24,510,284
M Large Cap Value Fund	9,695,675	9,885,770

2.    Tax Information

As of March 31, 2016, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$207,723,149	$20,993,186	$(19,673,731)	$1,319,455
M Large Cap Growth Fund	145,493,743	30,291,672	(6,573,592)	23,718,080
M Capital Appreciation Fund	129,402,457	60,949,470	(10,172,217)	50,777,253
M Large Cap Value Fund	92,690,447	8,431,571	(7,034,278)	1,397,293

The Funds did not have any unrecognized tax benefits as of March 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2013 through December 2015. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	5/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	5/2/2016

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	5/2/2016